Acquisition of the Oriental VIP Room (Details 3) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 26, 2013	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition, Contingent Consideration [Line Items]
Change in Fair Value of Contingent Consideration			$ (30,215,735)	$ 60,918,569	$ 12,445,789
VIP Room [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent Consideration			41,404,026	36,528,269
Payment	$ (20,000,000)	$ (10,000,000)	(14,950,000)	(26,000,000)
Ordinary Shares Issued			(1,645,938)	(3,875,000)
Change in Fair Value of Contingent Consideration			(24,807,965)	34,741,232	1,298,252
Foreign Currency Translation Adjustment			(123)	9,525
Contingent Consideration		$ 36,528,269	$ 0	$ 41,404,026	$ 36,528,269